Federated Hermes Managed Volatility Fund II
Portfolio of Investments
September 30, 2022 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—38.2%
		Communication Services—3.0%
5,753	[1]	Alphabet, Inc., Class A	$ 550,274
3,886	[1]	Alphabet, Inc., Class C	373,639
1,397	[1]	AMC Entertainment Holdings, Inc.	9,737
15,284		AT&T, Inc.	234,457
16,531		Comcast Corp., Class A	484,854
2,524		Electronic Arts, Inc.	292,052
261		Fox Corp	7,439
6,400		Interpublic Group of Cos., Inc.	163,840
1,931	[1]	Live Nation Entertainment, Inc.	146,833
30,080		Lumen Technologies, Inc.	218,982
482	[1]	Madison Square Garden Sports Corp.	65,870
7,288	[1]	Meta Platforms, Inc.	988,836
657	[1]	Pinterest, Inc.	15,308
3,305	[1]	Playtika Holding Corp.	31,034
1,829	[1]	T-Mobile USA, Inc.	245,397
688	[1]	TripAdvisor, Inc.	15,191
17,211		Verizon Communications, Inc.	653,502
6,397		Walt Disney Co.	603,429
692	[1]	Warner Bros. Discovery, Inc.	7,958
		TOTAL	5,108,632
		Consumer Discretionary—2.3%
32		ADT, Inc.	239
2,713	[1]	Aptiv PLC	212,184
114	[1]	AutoZone, Inc.	244,180
918	[1]	Bright Horizons Family Solutions, Inc.	52,923
357		Domino’s Pizza, Inc.	110,741
58	[1]	DoorDash, Inc.	2,868
5,529		eBay, Inc.	203,522
17,006		Ford Motor Co.	190,467
1,412		Genuine Parts Co.	210,840
2,399	[1]	Grand Canyon Education, Inc.	197,318
489		Home Depot, Inc.	134,935
334		Lear Corp.	39,976
1,222		LKQ Corp.	57,617
432		Lowe’s Cos., Inc.	81,134
2,839		Macy’s, Inc.	44,487
2,830		McDonald’s Corp.	652,994
270	[1]	O’Reilly Automotive, Inc.	189,904
1,892		PVH Corp.	84,762
703		Ralph Lauren Corp.	59,706
4,208	[1]	Rivian Automotive, Inc.	138,485
95	[1]	Royal Caribbean Cruises Ltd.	3,601
130		Starbucks Corp.	10,954
9,848		Tapestry, Inc.	279,979
1,553		Target Corp.	230,450

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
639	[1]	Terminix Global Holdings, Inc.	$ 24,467
478		Toll Brothers, Inc.	20,076
8,405	[1]	Under Armour, Inc., Class A	55,893
1,835	[1]	Under Armour, Inc., Class C	10,937
101		Vail Resorts, Inc.	21,780
1,606		Wyndham Hotels & Resorts, Inc.	98,528
1,077		Yum! Brands, Inc.	114,528
		TOTAL	3,780,475
		Consumer Staples—2.8%
2,586		Albertsons Cos., Inc.	64,288
15,196		Altria Group, Inc.	613,614
3,430		Archer-Daniels-Midland Co.	275,943
868		Casey’s General Stores, Inc.	175,787
1,646		Hershey Foods Corp.	362,894
9,714		Kroger Co.	424,987
3,873		Mondelez International, Inc.	212,357
2,179		PepsiCo, Inc.	355,744
5,229		Philip Morris International, Inc.	434,059
7,273		Procter & Gamble Co.	918,216
9,145		The Coca-Cola Co.	512,303
104		Tyson Foods, Inc., Class A	6,857
2,994		WalMart, Inc.	388,322
		TOTAL	4,745,371
		Energy—2.9%
7,351		APA Corp.	251,331
2,489		Cheniere Energy, Inc.	412,950
6,112		Chevron Corp.	878,111
8,049		ConocoPhillips	823,735
3,013		Devon Energy Corp.	181,172
16,960		Exxon Mobil Corp.	1,480,777
5,742		Kinder Morgan, Inc.	95,547
15,214		Marathon Oil Corp.	343,532
1,921		Occidental Petroleum Corp.	118,045
2,066		ONEOK, Inc.	105,862
4,121		Schlumberger Ltd.	147,944
1,021		Valero Energy Corp.	109,094
		TOTAL	4,948,100
		Financials—7.7%
2,948		Affiliated Managers Group	329,734
2,254		Allstate Corp.	280,691
10,307		Ally Financial, Inc.	286,844
727		American Express Co.	98,080
1,083		American Financial Group, Inc.	133,133
9,368		American International Group, Inc.	444,793
888		Ameriprise Financial, Inc.	223,732
2,050		Annaly Capital Management, Inc.	35,187
20,552		Bank of America Corp.	620,670
8,316		Bank of New York Mellon Corp.	320,332
6,007	[1]	Berkshire Hathaway, Inc., Class B	1,603,989
332		BlackRock, Inc.	182,693

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
875	[1]	Brighthouse Financial, Inc.	$ 37,992
546		Capital One Financial Corp.	50,325
1,437		Charles Schwab Corp.	103,277
3,244		Chubb Ltd.	590,019
13,469		Citigroup, Inc.	561,253
1,343		CME Group, Inc.	237,886
11,000	[1]	Corebridge Financial, Inc.	216,590
1,796		Discover Financial Services	163,292
13,305		Equitable Holdings, Inc.	350,587
1,342		Goldman Sachs Group, Inc.	393,273
13,943		JPMorgan Chase & Co.	1,457,043
9,574		KeyCorp	153,375
3,506		Lincoln National Corp.	153,948
1,695		MetLife, Inc.	103,022
7,830		MGIC Investment Corp.	100,381
2,364		Morgan Stanley	186,780
7,322		OneMain Holdings, Inc.	216,145
585		PacWest Bancorp	13,221
4,687		Popular, Inc.	337,745
229		Raymond James Financial, Inc.	22,630
19,371		Regions Financial Corp.	388,776
279		S&P Global, Inc.	85,193
18,738		SLM Corp.	262,145
2,311		State Street Corp.	140,532
6,287		Synchrony Financial	177,231
3,719		The Hartford Financial Services Group, Inc.	230,355
2,064		The Travelers Cos., Inc.	316,205
7,488		Truist Financial Corp.	326,027
1,423		U.S. Bancorp	57,375
16,257		Virtu Financial, Inc.	337,658
7,491		Wells Fargo & Co.	301,288
4,952		Western Alliance Bancorp	325,544
427		Zions Bancorporation, N.A.	21,717
		TOTAL	12,978,708
		Health Care—6.7%
4,913		Abbott Laboratories	475,382
997		Agilent Technologies, Inc.	121,185
678	[1]	Biogen, Inc.	181,026
12,676		Bristol-Myers Squibb Co.	901,137
4,257		Cardinal Health, Inc.	283,857
1,155	[1]	Centene Corp.	89,871
119		CIGNA Corp.	33,019
3,150		CVS Health Corp.	300,416
2,211		Danaher Corp.	571,079
306		Dentsply Sirona, Inc.	8,675
1,381		Elevance Health, Inc.	627,306
448		Eli Lilly & Co.	144,861
10,196		Gilead Sciences, Inc.	628,991
837		HCA Healthcare, Inc.	153,832
5,931	[1]	Hologic, Inc.	382,668

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
10,283		Johnson & Johnson	$ 1,679,831
1,193		Laboratory Corp. of America Holdings	244,338
1,456		McKesson Corp.	494,851
2,134		Medtronic PLC	172,321
9,458		Merck & Co., Inc.	814,523
2,067	[1]	Mirati Therapeutics, Inc.	144,359
245	[1]	Moderna, Inc.	28,971
674	[1]	Molina Healthcare, Inc.	222,312
17,440		Pfizer, Inc.	763,175
10,027		Premier, Inc.	340,316
270		Quest Diagnostics, Inc.	33,126
229	[1]	Regeneron Pharmaceuticals, Inc.	157,751
273	[1]	Tandem Diabetes Care, Inc.	13,063
6,437	[1]	Teladoc Health, Inc.	163,178
948		Thermo Fisher Scientific, Inc.	480,816
758		UnitedHealth Group, Inc.	382,820
926	[1]	Vertex Pharmaceuticals, Inc.	268,114
		TOTAL	11,307,170
		Industrials—3.9%
2,752		3M Co.	304,096
2,863		AECOM	195,743
2,945		Allison Transmission Holdings, Inc.	99,423
1,104	[1]	Boeing Co.	133,672
6,725	[1]	Builders Firstsource, Inc.	396,237
571	[1]	CACI International, Inc., Class A	149,065
338		Caterpillar, Inc.	55,459
3,569		CSX Corp.	95,078
118		Curtiss Wright Corp.	16,421
238		Dover Corp.	27,746
1,317		Eaton Corp. PLC	175,635
449		Emerson Electric Co.	32,876
2,474		General Dynamics Corp.	524,909
2,403		General Electric Co.	148,770
895	[1]	GXO Logistics, Inc.	31,379
3,671		Honeywell International, Inc.	612,947
127		Huntington Ingalls Industries, Inc.	28,130
1,681		Ingersoll-Rand, Inc.	72,720
6,812		Johnson Controls International PLC	335,287
2,219		L3Harris Technologies, Inc.	461,175
110		Leidos Holdings, Inc.	9,622
1,220		Manpower, Inc.	78,922
50		Masco Corp.	2,334
2,287		Norfolk Southern Corp.	479,470
3,669		OshKosh Truck Corp.	257,894
1,787		Otis Worldwide Corp.	114,011
250		Owens Corning, Inc.	19,652
732		Parker-Hannifin Corp.	177,371
4,545		Raytheon Technologies Corp.	372,054
281		Republic Services, Inc.	38,227
7		Science Applications International Corp.	619

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Industrials—continued
1,072		Textron, Inc.	$ 62,455
999		Trane Technologies PLC	144,665
12,102	[1]	Uber Technologies, Inc.	320,703
599	[1]	United Rentals, Inc.	161,802
2,150		Waste Management, Inc.	344,451
		TOTAL	6,481,020
		Information Technology—3.3%
183	[1]	Advanced Micro Devices, Inc.	11,595
278		Automatic Data Processing, Inc.	62,881
825	[1]	Block, Inc.	45,367
15,989		Cisco Systems, Inc.	639,560
2,747		Cognizant Technology Solutions Corp.	157,788
2,597	[1]	Coupa Software, Inc.	152,703
6,182		Dell Technologies, Inc.	211,239
3,881	[1]	DXC Technology Co.	95,007
3,313		Fidelity National Information Services, Inc.	250,363
949	[1]	Fiserv, Inc.	88,798
27,247		Hewlett Packard Enterprise Co.	326,419
21,712		Intel Corp.	559,518
5,802		Juniper Networks, Inc.	151,548
874	[1]	Manhattan Associates, Inc.	116,268
5,426		Marvell Technology, Inc.	232,830
1,035		Microchip Technology, Inc.	63,166
10,192		Micron Technology, Inc.	510,619
5,255		NortonLifeLock, Inc.	105,836
12,454	[1]	Nutanix, Inc.	259,417
330	[1]	Okta, Inc.	18,767
1,702	[1]	ON Semiconductor Corp.	106,086
798		Oracle Corp.	48,734
2,674	[1]	PayPal Holdings, Inc.	230,151
2,346	[1]	Procore Technologies, Inc.	116,080
403		Roper Technologies, Inc.	144,935
2,650	[1]	Salesforce, Inc.	381,176
722	[1]	Snowflake, Inc.	122,711
3,262	[1]	Teradata Corp.	101,318
922	[1]	UiPath, Inc.	11,626
1,156	[1]	Unity Software, Inc.	36,830
510	[1]	Verisign, Inc.	88,587
5,618	[1]	Western Digital Corp.	182,866
		TOTAL	5,630,789
		Materials—1.5%
137		Air Products & Chemicals, Inc.	31,884
612		Alcoa Corp.	20,600
1,142		Avery Dennison Corp.	185,803
3,626	[1]	Axalta Coating Systems Ltd.	76,364
6,685	[1]	Cleveland-Cliffs, Inc.	90,047
1,173		Corteva, Inc.	67,037
1,840		Dow, Inc.	80,831
1,760		Ecolab, Inc.	254,179
10,904		Freeport-McMoRan, Inc.	298,006

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
2,770		Linde PLC	$ 746,764
1,895		LyondellBasell Industries N.V.	142,656
3,293		Newmont Corp.	138,405
715		Nucor Corp.	76,498
2,842		Olin Corp.	121,865
404		United States Steel Corp.	7,321
8,053		WestRock Co.	248,757
		TOTAL	2,587,017
		Real Estate—1.8%
44		American Tower Corp.	9,447
9,135		Apartment Income REIT Corp.	352,794
4,913	[1]	CBRE Group, Inc.	331,677
5,294		Duke Realty Corp.	255,171
1,879		Extra Space Storage, Inc.	324,522
1,351		First Industrial Realty Trust	60,538
6,495		Host Hotels & Resorts, Inc.	103,141
948		Jones Lang LaSalle, Inc.	143,214
5,199		ProLogis, Inc.	528,218
1,191		Public Storage	348,737
277		SBA Communications Corp.	78,848
4,492		UDR, Inc.	187,361
13,090		Weyerhaeuser Co.	373,850
		TOTAL	3,097,518
		Utilities—2.3%
15,286		AES Corp.	345,464
3,957		CMS Energy Corp.	230,456
2,963		DTE Energy Co.	340,893
6,252		Duke Energy Corp.	581,561
6,756		Exelon Corp.	253,080
170		FirstEnergy Corp.	6,290
11,660		NextEra Energy, Inc.	914,261
14,790		PPL Corp.	374,926
3,606		Public Service Enterprises Group, Inc.	202,765
5,746		Southern Co.	390,728
5,764		Vistra Corp.	121,044
1,548		Xcel Energy, Inc.	99,072
		TOTAL	3,860,540
		TOTAL COMMON STOCKS (IDENTIFIED COST $59,742,856)	64,525,340
		U.S. TREASURIES—23.8%
		Treasury Inflation-Indexed Note—0.0%
$ 12,504		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	10,120
		U.S. Treasury Bond—3.8%
150,000		United States Treasury Bond, 1.375%, 11/15/2040	96,938
760,000		United States Treasury Bond, 1.625%, 11/15/2050	471,319
860,000		United States Treasury Bond, 2.375%, 2/15/2042	658,841
20,000		United States Treasury Bond, 2.750%, 11/15/2047	15,997
4,150,000		United States Treasury Bond, 2.875%, 5/15/2052	3,480,164
1,000		United States Treasury Bond, 3.000%, 11/15/2044	835
900,000		United States Treasury Bond, 3.000%, 2/15/2049	767,531

Shares or Principal Amount		Value
	U.S. TREASURIES—continued
	U.S. Treasury Bond—continued
$ 1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	$ 950,812
	TOTAL	6,442,437
	U.S. Treasury Note—20.0%
1,350,000	United States Treasury Note, 0.125%, 11/30/2022	1,342,617
500,000	United States Treasury Note, 0.125%, 4/30/2023	488,613
1,900,000	United States Treasury Note, 0.125%, 6/30/2023	1,844,188
2,000,000	United States Treasury Note, 0.250%, 9/30/2023	1,920,781
5,200,000	United States Treasury Note, 0.500%, 3/15/2023	5,120,781
330,000	United States Treasury Note, 0.625%, 7/31/2026	288,570
900,000	United States Treasury Note, 0.625%, 8/15/2030	704,953
400,000	United States Treasury Note, 0.875%, 11/15/2030	318,625
675,000	United States Treasury Note, 1.250%, 12/31/2026	599,273
500,000	United States Treasury Note, 1.375%, 12/31/2028	427,617
1,000,000	United States Treasury Note, 1.375%, 11/15/2031	812,656
400,000	United States Treasury Note, 1.500%, 1/31/2027	358,406
400,000	United States Treasury Note, 1.625%, 5/15/2031	335,750
900,000	United States Treasury Note, 1.750%, 12/31/2024	852,328
775,000	United States Treasury Note, 1.750%, 3/15/2025	729,348
900,000	United States Treasury Note, 2.125%, 11/30/2024	859,852
1,150,000	United States Treasury Note, 2.250%, 3/31/2024	1,114,961
50,000	United States Treasury Note, 2.250%, 11/15/2027	45,723
525,000	United States Treasury Note, 2.375%, 3/31/2029	475,289
3,500,000	United States Treasury Note, 2.500%, 4/30/2024	3,401,152
500,000	United States Treasury Note, 2.500%, 5/31/2024	485,313
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,565,172
500,000	United States Treasury Note, 2.750%, 4/30/2027	471,641
5,700,000	United States Treasury Note, 2.750%, 7/31/2027	5,365,125
40,000	United States Treasury Note, 2.875%, 5/31/2025	38,575
300,000	United States Treasury Note, 2.875%, 5/15/2028	281,766
175,000	United States Treasury Note, 2.875%, 5/15/2032	161,820
780,000	United States Treasury Note, 3.000%, 6/30/2024	762,724
585,000	United States Treasury Note, 3.125%, 8/31/2027	560,823
	TOTAL	33,734,442
	TOTAL U.S. TREASURIES (IDENTIFIED COST $43,325,528)	40,186,999
	CORPORATE BONDS—10.6%
	Basic Industry - Chemicals—0.1%
50,000	Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/1/2044	43,608
75,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	68,430
	TOTAL	112,038
	Basic Industry - Metals & Mining—0.2%
50,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	43,289
20,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	12,218
225,000	Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	224,574
	TOTAL	280,081
	Capital Goods - Aerospace & Defense—0.3%
100,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	86,868
20,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	12,475
75,000	Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	74,759
75,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	73,254

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 60,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	$ 53,905
25,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	23,987
100,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	87,772
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	92,040
	TOTAL	505,060
	Capital Goods - Building Materials—0.1%
10,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	8,488
20,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	19,129
90,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	80,426
	TOTAL	108,043
	Capital Goods - Construction Machinery—0.1%
100,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	91,402
150,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 3.450%, 3/7/2029	138,252
	TOTAL	229,654
	Capital Goods - Diversified Manufacturing—0.1%
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	32,254
35,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	24,767
55,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	46,513
60,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	51,079
45,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	36,042
	TOTAL	190,655
	Capital Goods - Packaging—0.1%
125,000	Packaging Corp., of America, Sr. Unsecd. Note, 3.650%, 9/15/2024	122,040
	Communications - Cable & Satellite—0.2%
50,000	CCO Safari II LLC, 6.484%, 10/23/2045	44,197
25,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	14,659
225,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	209,437
100,000	Comcast Corp., Sr. Unsecd. Note, 3.950%, 10/15/2025	97,234
75,000	Time Warner Cable, Inc., Company Guarantee, 5.500%, 9/1/2041	59,041
	TOTAL	424,568
	Communications - Media & Entertainment—0.4%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 1.900%, 8/15/2040	74,012
200,000	British Sky Broadcasting Group PLC, Sr. Unsecd. Note, 144A, 3.750%, 9/16/2024	195,279
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.500%, 8/15/2027	70,209
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 144A, 3.850%, 8/15/2032	66,004
75,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	70,359
50,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 6/1/2029	44,144
75,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	60,918
40,000	S&P Global, Inc., Sr. Unsecd. Note, 144A, 2.900%, 3/1/2032	33,444
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	29,775
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	33,371
	TOTAL	677,515
	Communications - Telecom Wireless—0.2%
50,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	39,305
50,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	31,267
75,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 2/15/2024	75,015
75,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.250%, 1/15/2051	47,661
90,000	T-Mobile USA, Inc., Sr. Sub. Note, 3.000%, 2/15/2041	60,316
75,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	71,801
50,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	49,117

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 60,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	$ 49,856
	TOTAL	424,338
	Communications - Telecom Wirelines—0.2%
100,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	89,019
153,000	AT&T, Inc., Sr. Unsecd. Note, 3.800%, 12/1/2057	103,675
45,000	Rogers Communications, Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/15/2042	36,370
55,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	40,288
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	79,463
	TOTAL	348,815
	Consumer Cyclical - Automotive—0.3%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	122,543
100,000	General Motors Co., Sr. Unsecd. Note, 6.125%, 10/1/2025	100,134
75,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	60,089
150,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 3.350%, 2/22/2023	149,331
100,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 3.950%, 6/30/2025	97,685
	TOTAL	529,782
	Consumer Cyclical - Leisure—0.1%
75,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 4.279%, 3/15/2032	61,797
75,000	Magallanes, Inc., Sr. Unsecd. Note, 144A, 5.050%, 3/15/2042	56,250
	TOTAL	118,047
	Consumer Cyclical - Retailers—0.2%
45,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	37,182
75,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	64,481
50,000	AutoNation, Inc., Sr. Unsecd. Note, 3.850%, 3/1/2032	39,579
15,000	AutoZone, Inc., Sr. Unsecd. Note, 3.625%, 4/15/2025	14,449
75,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	58,907
30,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	26,632
150,000	Home Depot, Inc., Sr. Unsecd. Note, 3.300%, 4/15/2040	115,098
	TOTAL	356,328
	Consumer Cyclical - Services—0.1%
65,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	40,782
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	108,870
	TOTAL	149,652
	Consumer Non-Cyclical - Food/Beverage—0.3%
30,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	26,143
150,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.500%, 6/1/2050	123,883
75,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	54,683
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	19,616
100,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	93,348
145,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	111,480
70,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	54,568
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	47,779
75,000	Sysco Corp., Sr. Unsecd. Note, 4.450%, 3/15/2048	61,183
	TOTAL	592,683
	Consumer Non-Cyclical - Health Care—0.1%
27,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	20,269
17,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	14,571
65,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	40,156
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	25,685
55,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	34,171

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 10,000	Stryker Corp., Sr. Unsecd. Note, 3.500%, 3/15/2026	$ 9,532
100,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	93,079
	TOTAL	237,463
	Consumer Non-Cyclical - Pharmaceuticals—0.3%
83,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	80,597
75,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	57,997
200,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	192,744
70,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	55,237
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	48,531
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	33,591
91,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	55,207
100,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	65,807
	TOTAL	589,711
	Consumer Non-Cyclical - Tobacco—0.1%
75,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	45,419
50,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	33,239
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	87,498
55,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	51,488
	TOTAL	217,644
	Energy - Independent—0.1%
70,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	61,403
75,000	Marathon Oil Corp., Sr. Unsecd. Note, 4.400%, 7/15/2027	70,142
	TOTAL	131,545
	Energy - Integrated—0.2%
35,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	32,763
80,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	56,856
185,000	ConocoPhillips Co., Sr. Unsecd. Note, 2.400%, 3/7/2025	175,179
	TOTAL	264,798
	Energy - Midstream—0.3%
25,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	19,806
20,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	18,399
35,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	30,026
115,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	85,490
15,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	14,928
85,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	79,319
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	46,537
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	90,971
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	50,205
80,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	66,751
90,000	Williams Partners LP, Sr. Unsecd. Note, 4.900%, 1/15/2045	73,774
	TOTAL	576,206
	Energy - Oil Field Services—0.1%
75,000	Halliburton Co., Sr. Unsecd. Note, 5.000%, 11/15/2045	62,494
100,000	Schlumberger Investment SA, Sr. Unsecd. Note, 2.650%, 6/26/2030	83,342
	TOTAL	145,836
	Energy - Refining—0.1%
50,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	40,246
50,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	43,135
50,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	39,843
	TOTAL	123,224

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—2.1%
$ 115,000	Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	$ 111,932
235,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	175,925
325,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	288,995
75,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	72,657
200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.200%, 8/16/2023	196,150
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	46,974
75,000	Capital One Financial Corp., Sr. Unsecd. Note, 3.273%, 3/1/2030	62,804
70,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	55,206
180,000	Citigroup, Inc., Sr. Unsecd. Note, 3.352%, 4/24/2025	173,702
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	158,679
90,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	81,137
40,000	FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	39,451
50,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	49,368
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	85,643
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	203,693
275,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	258,013
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.443%, 8/4/2028	94,576
120,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.953%, 2/4/2032	88,934
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	78,728
325,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	287,924
275,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	247,694
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	29,282
55,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	40,236
100,000	PNC Financial Services Group, Sub. Note, 4.626%, 6/6/2033	89,338
75,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.750%, 12/6/2023	74,342
100,000	US Bancorp, 4.967%, 7/22/2033	93,519
450,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	407,551
	TOTAL	3,592,453
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
65,000	Jefferies Group LLC, Sr. Unsecd. Note, 2.750%, 10/15/2032	46,402
75,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	70,699
	TOTAL	117,101
	Financial Institution - Insurance - Health—0.0%
130,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	94,743
	Financial Institution - Insurance - Life—0.3%
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	124,133
100,000	Lincoln National Corp., Sr. Unsecd. Note, 3.625%, 12/12/2026	94,075
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	80,987
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	54,441
100,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 2.125%, 6/15/2030	78,343
75,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	64,232
	TOTAL	496,211
	Financial Institution - Insurance - P&C—0.2%
100,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 1.375%, 9/15/2030	75,574
30,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 5/3/2026	28,383
200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	254,803
	TOTAL	358,760
	Financial Institution - REIT - Apartment—0.2%
125,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	114,814
125,000	Mid-America Apartment Communities LP, 4.000%, 11/15/2025	120,909

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Apartment—continued
$ 100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	$ 88,926
	TOTAL	324,649
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	73,603
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	113,000
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	59,347
100,000	Welltower, Inc., Sr. Unsecd. Note, 4.250%, 4/1/2026	95,946
	TOTAL	341,896
	Financial Institution - REIT - Office—0.1%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	91,535
100,000	Boston Properties LP, Sr. Unsecd. Note, 3.650%, 2/1/2026	94,194
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	28,569
	TOTAL	214,298
	Financial Institution - REIT - Other—0.1%
60,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	53,008
50,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	49,569
	TOTAL	102,577
	Financial Institution - REIT - Retail—0.1%
125,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	115,016
	Technology—0.7%
150,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	104,211
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	40,537
92,000	Broadcom, Inc., Sr. Unsecd. Note, 4.110%, 9/15/2028	82,994
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	17,340
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	3,430
50,000	CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	43,463
100,000	Equifax, Inc., Sr. Unsecd. Note, 2.600%, 12/1/2024	95,050
30,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.700%, 7/15/2027	28,922
10,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.625%, 7/15/2052	8,892
85,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	74,040
80,000	Fiserv, Inc., Sr. Unsecd. Note, 3.800%, 10/1/2023	79,287
100,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	93,709
65,000	Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	42,714
200,000	Microsoft Corp., Sr. Unsecd. Note, 3.125%, 11/3/2025	192,238
100,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	62,762
100,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	91,340
25,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	23,253
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	34,258
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	25,529
	TOTAL	1,143,969
	Technology Services—0.1%
100,000	Fortinet, Inc., Sr. Unsecd. Note, 1.000%, 3/15/2026	86,159
75,000	Global Payments, Inc., Sr. Unsecd. Note, 4.950%, 8/15/2027	71,571
80,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	62,172
	TOTAL	219,902
	Transportation - Railroads—0.2%
75,000	Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.000%, 4/1/2025	72,179
110,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.500%, 5/1/2050	77,027
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	52,947

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—continued
$ 100,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	$ 83,733
	TOTAL	285,886
	Transportation - Services—0.4%
65,000	FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	44,792
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	65,447
80,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	56,751
200,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 3/14/2023	197,927
50,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	44,891
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.400%, 3/1/2023	198,189
	TOTAL	607,997
	Utility - Electric—1.2%
165,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	136,362
50,000	American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	47,886
100,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	78,845
65,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	62,388
200,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	181,630
125,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	88,853
75,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	69,743
50,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	39,407
100,000	Enel Finance International SA, Company Guarantee, 144A, 6.000%, 10/7/2039	86,586
100,000	Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	83,920
25,000	Exelon Corp., Sr. Unsecd. Note, 144A, 4.100%, 3/15/2052	19,359
100,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	78,431
93,000	Fortis, Inc./Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	84,702
190,000	Kansas City Power & Light Co., Sr. Unsecd. Note, 4.200%, 3/15/2048	154,896
50,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	44,939
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	159,857
65,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	51,747
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	276,956
125,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	104,143
100,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	89,870
20,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	19,843
	TOTAL	1,960,363
	Utility - Natural Gas—0.3%
100,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	91,249
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	31,282
70,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	68,825
130,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	116,259
120,000	Southern Natural Gas, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	98,524
90,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	79,956
	TOTAL	486,095
	TOTAL CORPORATE BONDS (IDENTIFIED COST $20,768,177)	17,917,642
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
	Agency Commercial Mortgage-Backed Securities—0.3%
230,903	Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	201,876
290,000	FREMF Mortgage Trust 2015-K49 REMIC, Class B, 3.852%, 10/25/2048	274,572
	TOTAL	476,448
	Commercial Mortgage—0.4%
110,000	Bank, Class A4, 3.393%, 3/15/2064	95,340

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 85,000		Bank, Class A4, 3.488%, 11/15/2050	$ 77,966
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	157,112
50,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	46,808
200,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	185,021
100,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	91,708
		TOTAL	653,955
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,280,896)	1,130,403
		PREFERRED STOCKS—0.3%
		Consumer Discretionary—0.3%
6,250	[1]	Dr. Ing. h.c. F. Porsche Aktiengesellschaft (IDENTIFIED COST $505,390)	505,338
		FOREIGN GOVERNMENTS/AGENCIES—0.1%
		Sovereign—0.1%
$ 200,000		Mexico, Government of, 3.750%, 1/11/2028	183,451
100,000		Poland, Government of, Sr. Unsecd. Note, 4.000%, 1/22/2024	98,523
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $301,950)	281,974
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
3,576		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	3,712
2,260		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	2,359
6,270		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	6,513
7,330		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	7,629
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $19,423)	20,213
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,610	[2]	Federal National Mortgage Association ARM, 4.094%, 9/1/2037 (IDENTIFIED COST $1,622)	1,649
		INVESTMENT COMPANIES—19.7%
1,551		Bank Loan Core Fund	13,476
260,012		Emerging Markets Core Fund	1,913,693
543,759		Federated Hermes High Income Bond Fund II, Class P	2,789,482
1,075		Federated Hermes Short-Intermediate Government Fund, Institutional Shares	10,532
3,015,966		Mortgage Core Fund	25,062,678
400,503		Project and Trade Finance Core Fund	3,472,360
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $36,561,340)	33,262,221
		REPURCHASE AGREEMENT—6.7%
$11,355,000		Interest in $1,865,000,000 joint repurchase agreement 3.05%, dated 9/30/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,865,474,021 on 10/3/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $1,902,783,501. (IDENTIFIED COST $11,355,000)	11,355,000
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $173,862,182)	169,186,779
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(191,986)
		TOTAL NET ASSETS—100%	$168,994,793

At September 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	50	$10,269,531	December 2022	$(50,685)
[1]United States Treasury Notes 10-Year Long Futures	23	$2,577,438	December 2022	$(104,411)
[1]United States Treasury Notes 10-Year Ultra Long Futures	50	$5,924,219	December 2022	$(356,804)
Short Futures:
[1]United States Treasury Notes 5-Year Short Futures	40	$4,300,313	December 2022	$152,991
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(358,909)
The average notional value of long and short futures contracts held by the Fund throughout the period was $41,737,867 and $21,192,064, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $323,700. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Affiliates	Value as of 12/31/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 9/30/2022	Shares Held as of 9/30/2022	Dividend Income
Bank Loan Core Fund	$4,642,689	$113,712	$(4,400,000)	$(121,334)	$(221,591)	$13,476	1,551	$113,713
Emerging Markets Core Fund	$3,587,549	$532,977	$(1,500,000)	$(518,631)	$(188,202)	$1,913,693	260,012	$132,976
Federated Hermes High Income Bond Fund II, Class P	$6,958,443	$282,542	$(3,450,000)	$(1,494,427)	$492,924	$2,789,482	543,759	$282,542
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,649	$131	$—	$(1,248)	$—	$10,532	1,075	$131
Mortgage Core Fund	$25,374,632	$9,740,276	$(6,025,000)	$(3,501,925)	$(525,305)	$25,062,678	3,015,966	$540,277
Project and Trade Finance Core Fund	$3,423,115	$95,985	$—	$(46,740)	$—	$3,472,360	400,503	$95,985
TOTAL OF AFFILIATED TRANSACTIONS	$43,998,077	$10,765,623	$(15,375,000)	$(5,684,305)	$(442,174)	$33,262,221	4,222,866	$1,165,624

1	Non-income-producing security.
2
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Co-Advisers.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act, the Trustees have designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers, acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Fund, the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$61,777,900	$—	$—	$61,777,900
International	2,747,440	—	—	2,747,440
Preferred Stock
International	505,338	—	—	505,338
Debt Securities:
U.S. Treasuries	—	40,186,999	—	40,186,999
Corporate Bonds	—	17,917,642	—	17,917,642
Commercial Mortgage-Backed Securities	—	1,130,403	—	1,130,403
Foreign Governments/Agencies	—	281,974	—	281,974
Mortgage-Backed Securities	—	20,213	—	20,213
Adjustable Rate Mortgages	—	1,649	—	1,649
Repurchase Agreement	—	11,355,000	—	11,355,000
Investment Companies[1]	29,789,861	—	—	33,262,221
TOTAL SECURITIES	$94,820,539	$70,893,880	$—	$169,186,779
Other Financial Instruments:[2]
Assets	$152,991	$—	$—	$152,991
Liabilities	(511,900)	—	—	(511,900)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(358,909)	$—	$—	$(358,909)

[1]
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,472,360 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statements of Assets and Liabilities. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit